Consolidating financial information - Income statement (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidating financial information
Net interest income	£ 7,749,000	£ 8,047,000	£ 8,656,000
Non-interest income	3,047,000	6,206,000	4,746,000
Total income	10,796,000	14,253,000	13,402,000
Operating expenses	(7,905,000)	(9,325,000)	(9,645,000)
Impairment (losses)/releases	(3,242,000)	(696,000)	(398,000)
Operating (loss)/profit before tax	(351,000)	4,232,000	3,359,000
Tax credit/(charge)	(83,000)	(432,000)	(1,208,000)
Profit/(loss) for the year	(434,000)	3,800,000	2,151,000
Attributable to:
Ordinary shareholders	(753,000)	3,133,000	1,622,000
Preference shareholders	26,000	39,000	182,000
Paid-in equity holders	355,000	367,000	355,000
Non-controlling interests	(62,000)	261,000	(8,000)
(Loss)/profit for the year	(434,000)	3,800,000	2,151,000
NatWest Group
Consolidating financial information
Increase (decrease) in results of investments using the equity method	9,201	811,000
Increase (decrease) in net assets	579,000	10,240,000
Net interest income	(478,000)	(628,000)	(368,000)
Non-interest income	(9,142,000)	3,467,000	2,794,000
Total income	(9,620,000)	2,839,000	2,426,000
Operating expenses	(69,000)	(42,000)	(85,000)
Impairment (losses)/releases	(9,000)	2,000	1,000
Operating (loss)/profit before tax	(9,698,000)	2,799,000	2,342,000
Tax credit/(charge)	125,000	(71,000)	149,000
Profit/(loss) from continuing operations			2,491,000
Profit/(loss) for the year	(9,573,000)	2,728,000	2,491,000
Attributable to:
Ordinary shareholders	(9,954,000)	2,322,000	1,954,000
Preference shareholders	26,000	39,000	182,000
Paid-in equity holders	355,000	367,000	355,000
(Loss)/profit for the year	(9,573,000)	2,728,000	2,491,000
NWM Plc
Consolidating financial information
Increase (decrease) in results of investments using the equity method	48,000	148,000
Increase (decrease) in net assets	236,000	276,000
Net interest income	(31,000)	(127,000)	(239,000)
Non-interest income	953,000	815,000	1,002,000
Total income	922,000	688,000	763,000
Operating expenses	(1,110,000)	(1,101,000)	(1,262,000)
Impairment (losses)/releases	(17,000)	50,000	89,000
Operating (loss)/profit before tax	(205,000)	(363,000)	(410,000)
Tax credit/(charge)	(7,000)	94,000	51,000
Profit/(loss) from continuing operations			(359,000)
Profit/(loss) from discontinued operations, net of tax			54,000
Profit/(loss) for the year	(212,000)	(269,000)	(305,000)
Attributable to:
Ordinary shareholders	(280,000)	(329,000)	(305,000)
Paid-in equity holders	68,000	60,000
(Loss)/profit for the year	£ (212,000)	£ (269,000)	£ (305,000)